Accrued Expenses - Schedule of Accrued Expenses (Parenthetical) (Q1) (Details) - USD ($) $ in Millions	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accrued Expenses
Payables And Accruals [Line Items]
Escheatment liabilities	$ 0.3	$ 0.3
Wellington Transition
Payables And Accruals [Line Items]
Bed taxes	$ 0.7	$ 0.7	$ 0.7